Note 11 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 273,800,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	143,700,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	103,000,000.0
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	22,100,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	5,000,000.0
Payments for Vessels Under Construction	50,866,784	$ 7,615,958	$ (0)
Payments for Vessels Under Construction	$ 50,866,784	7,615,958	$ (0)
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	9
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 360,700,000
Payments for Vessels Under Construction	50,600,000	7,600,000
Payments for Vessels Under Construction	50,600,000	$ 7,600,000
Construction of Vessel, Future Minimum Payments Due, Total	302,500,000
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	107,500,000
Construction of Vessel, Future Minimum Payments Due in Two Years	$ 195,000,000.0